Equity - Each Component of Other Comprehensive Income and Related Tax Effect Including Non-controlling Interests (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Items that will not be reclassified to profit or loss, Before-tax:
Remeasurements of defined benefit plans, Net changes, Before-tax	¥ 7,192	¥ 153,785	¥ 327,604
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Before-tax	(26,279)	76,909	93,450
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Before-tax	294	1,862	5,186
Items that may be reclassified subsequently to profit or loss, Before-tax:
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Amount incurred during the year, Before-tax	(444)	(915)	(107)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Reclassification to profit or loss, Before-tax	(166)	39	82
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Before-tax	(610)	(876)	(25)
Exchange differences on translating foreign operations, Amount incurred during the year, Before-tax	427,650	680,724	239,097
Exchange differences on translating foreign operations, Reclassification to profit or loss, Before-tax	(4,690)
Exchange differences on translating foreign operations, Net changes, Before-tax	422,960	680,724	239,097
Share of other comprehensive income of investments accounted for using the equity method, Amount incurred during the year, Before-tax	32,436	79,484	27,046
Share of other comprehensive income of investments accounted for using the equity method, Reclassification to profit or loss, Before-tax	(102)	(65)	(73)
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Before-tax	32,334	79,419	26,973
Total other comprehensive income, Before-tax	435,891	991,823	692,285
Items that will not be reclassified to profit or loss, Tax benefit (expense):
Remeasurements of defined benefit plans, Net changes, Tax benefit (expense)	(3,842)	(36,743)	(89,342)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Tax benefit (expense)	7,814	(18,274)	(25,847)
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Tax benefit (expense)	(2)	(76)	(276)
Items that may be reclassified subsequently to profit or loss, Tax benefit (expense):
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Amount incurred during the year, Tax benefit (expense)	98	203	1
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Reclassification to profit or loss, Tax benefit (expense)	38	(9)	(19)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Tax benefit (expense)	136	194	(18)
Exchange differences on translating foreign operations, Amount incurred during the year, Tax benefit (expense)	(1,612)
Exchange differences on translating foreign operations, Reclassification to profit or loss, Tax benefit (expense)	1,612
Exchange differences on translating foreign operations, Net changes, Tax benefit (expense)
Share of other comprehensive income of investments accounted for using the equity method, Amount incurred during the year, Tax benefit (expense)	(1,905)	(1,972)	377
Share of other comprehensive income of investments accounted for using the equity method, Reclassification to profit or loss, Tax benefit (expense)
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Tax benefit (expense)	(1,905)	(1,972)	377
Total other comprehensive income, Tax benefit (expense)	2,201	(56,871)	(115,106)
Items that will not be reclassified to profit or loss, Net-of-tax:
Remeasurements of defined benefit plans, Net changes, Net-of-tax	3,350	117,042	238,262
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Net-of-tax	(18,465)	58,635	67,603
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Net-of-tax	292	1,786	4,910
Items that may be reclassified subsequently to profit or loss, Net-of-tax:
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Amount incurred during the year, Net-of-tax	(346)	(712)	(106)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Reclassification to profit or loss, Net-of-tax	(128)	30	63
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Net-of-tax	(474)	(682)	(43)
Exchange differences on translating foreign operations, Amount incurred during the year, Net-of-tax	426,038	680,724	239,097
Exchange differences on translating foreign operations, Reclassification to profit or loss, Net-of-tax	(3,078)
Exchange differences on translating foreign operations, Net changes, Net-of-tax	422,960	680,724	239,097
Share of other comprehensive income of investments accounted for using the equity method, Amount incurred during the year, Net-of-tax	30,531	77,512	27,423
Share of other comprehensive income of investments accounted for using the equity method, Reclassification to profit or loss, Net-of-tax	(102)	(65)	(73)
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Net-of-tax	30,429	77,447	27,350
Total other comprehensive income, net of tax	¥ 438,092	¥ 934,952	¥ 577,179